Related Party Transactions and Balances (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Founders CNY	Dec. 31, 2011 Founders CNY	Dec. 31, 2010 Founders CNY	Dec. 31, 2012 Shareholders and key management personnel CNY	Dec. 31, 2011 Shareholders and key management personnel CNY
Related Party Transactions and Balances
Rental expenses	123,549	98,024	65,369		1,040	960	960
Amounts due from related parties		100							100
Amounts due to related parties	25			$ 4	25			25